Filed with the Securities and Exchange Commission on August 18, 1997





                                                           File No.   33-48940


                                                             File No. 811-6722





                      SECURITIES AND EXCHANGE COMMISSION


                             Washington, DC 20549




                                   FORM N-1A





REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933





     Pre-Effective Amendment No.     _______           __





     Post-Effective Amendment No.      7                x








REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


     Amendment No.    7                                 x


     (Check appropriate box or boxes.)





                              THE HOMESTATE GROUP


              (Exact Name of Registrant as Specified in Charter)





             1857 WILLIAM PENN WAY, SUITE 203, LANCASTER, PA 17605


              (Address of Principal Executive Offices) (Zip Code)





      Registrant's Telephone Number, including Area Code:  (717) 396-7864





                                 Scott L. Rehr


                1857 WILLIAM PENN WAY, SUITE 203, LANCASTER, PA


                    (Name and Address of Agent for Service)





     Approximate Date of Proposed Public Offering: UPON EFFECTIVE DATE OF THIS


REGISTRATION STATEMENT


It is proposed that this filing will become effective (check appropriate box)





     __  immediately upon filing pursuant to paragraph (b)


     x   on September 5, 1997 pursuant to paragraph (b)


     __   60 days after filing pursuant to paragraph (a)(1)


     __   on _____  pursuant to paragraph (a)(1)


     __   75 days after filing pursuant to paragraph (a)(2)


     __   on _____ pursuant to paragraph (a)(2) of Rule 485.





If appropriate, check the following box:





     __   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.





       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933:





An indefinite number of securities is being registered under the Securities


Act of 1933 pursuant to Rule 24f-2 thereunder.

                             CROSS-REFERENCE SHEET


                            Pursuant to Rule 481(a)





                              The HomeState Group





                          Items Required By Form N-1A





                              PART A - PROSPECTUS


FORM N-1A


ITEM NUMBER                                        LOCATION IN PROSPECTUS


-----------                                        ----------------------


     1.        Cover Page                          Cover Page*





     2.        Synopsis                            Fund Expenses*;


                                                   Prospectus Summary*; Risk


                                                   Factors*





     3.        Condensed Financial Information     Financial Highlights**;


                                                   Performance Calculations*





     4.        General Description of Registrant   Prospectus Summary*; Risk


                                                   Factors*; Investment


                                                   Objective*; Investment


                                                   Policies*; Other Investment


                                                   Policies*; Investment


                                                   Limitations*





     5.        Management of the Fund              Prospectus Summary*;


                                                   Investment Adviser*;


                                                   Administrative Services*;


                                                   Portfolio Transactions*





     5A.       Management's Discussion of          To be provided in


               Fund Performance                    Registrant's Annual Report


                                                   to Shareholders





     6.        Capital Stock and other Securities  Purchase of Shares*;


                                                   Dividends, Capital Gains


                                                   Distributions and Taxes*;


                                                   General Information*





     7.        Purchase of Securities Being        Purchase of Shares*;


               Offered                             Distributor*; Shareholder


                                                   Services*; Valuation of


                                                   Shares*





     8.        Redemption or Repurchase            Redemption of Shares*;


                                                   Shareholder Services*





     9.        Legal Proceedings                   Not Applicable


*  PREVIOUSLY FILED WITH THE REGISTRANT'S POST-EFFECTIVE AMENDMENT  NO.  6  TO


REGISTRATION STATEMENT (FILED ON FEBRUARY 7, 1997) AND INCORPORATED HEREIN  BY


REFERENCE.


**  FINANCIAL  HIGHLIGHTS WITH RESPECT TO THE HOMESTATE  SELECT  OPPORTUNITIES


FUND  AND THE HOMESTATE PENNSYLVANIA GROWTH FUND ARE CONTAINED HEREIN.

                             CROSS-REFERENCE SHEET


                            Pursuant to Rule 481(a)





                              The HomeState Group





                          Items Required By Form N-1A





                 PART B - STATEMENT OF ADDITIONAL INFORMATION





FORM N-1A                                         LOCATION IN STATEMENT


ITEM NUMBER                                       OF ADDITIONAL INFORMATION


-----------                                       -------------------------


     10.    Cover Page                            Cover Page*





     11.    Table of Contents                     Cover Page*; Table of


                                                  Contents*





     12.    General Information and History       General Information*





     13.    Investment Objectives and Policies    Investment Objectives and


                                                  Policies*; Investment


                                                  Limitations*





     14.    Management of the Registrant          Management of the Fund*;


                                                  Investment Adviser*





     15.    Control Persons and Principal         Management of the Fund*


            Holders of Securities





     16.    Investment Advisory and Other         Investment Adviser*


            Services





     17.    Brokerage Allocation                  Portfolio Transactions*





     18.    Capital Stock and Other Securities    General Information*





     19.    Purchase, Redemption and Pricing of   Purchase of Shares*;


            Securities Being Offered              Redemption of


                                                  Shares*; Shareholder


                                                  Services*





     20.    Tax Status                            General Information*





     21.    Underwriters                          Management of the Fund*





     22.    Calculation of Performance Data       Performance Calculations*





     23.    Financial Statements                  Financial Statements











 *PREVIOUSLY FILED WITH THE REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 6 TO


  REGISTRATION STATEMENT (FILED ON FEBRUARY 7, 1997) AND INCORPORATED HEREIN BY


  REFERENCE.

THE HOMESTATE GROUP
HOMESTATE PENNSYLVANIA GROWTH FUND
FINANCIAL HIGHLIGHTS

The following table presents per share financial information for the HomeState Pennsylvania Growth Fund since its commencement of operations on October 1, 1992. This information has been audited and reported on by The HomeState Group's independent accountants. The Report of Independent Accountants and financial statements included in The HomeState Group's Annual Report to shareholders for the period ended June 30, 1997 are incorporated by reference into this Prospectus. The HomeState Group's Annual Report contains additional performance information that will be made available without charge upon request directed to Emerald Advisers, Inc. at (800)-232-0224.

                                                  PERIODS ENDED
                                ----------------------------------------------------
						         6/30/97    6/30/96    6/30/95    6/30/94    6/30/93+
                                 -------    -------    -------    -------    --------
Net asset value at
beginning of period.....          $21.25    $15.68      $12.37     $10.98    $10.00
                                  ------    ------      ------     ------    ------
Income from Investment
----------------------
Operations
----------
Net investment income
 (loss) .................         (0.07)    (0.07)      (0.01)     (0.03)    0.03
Net realized and
 unrealized gain on
 investments.............          1.78      6.17        3.54       1.53     0.95
                                 ------    ------      ------     ------   ------
  Total from investment
   operations............          1.71      6.10        3.53       1.50     0.98
                                 ------    ------      ------     ------   ------
Less Distributions
-------------------
Dividends from net
 investment income ......         0.00      0.00        0.00      (0.03)    0.00
Distributions from net
 realized gains .........        (1.41)    (0.53)      (0.22)     (0.08)    0.00
                                ------    ------      ------     ------   ------
  Total distributions....        (1.41)    (0.53)      (0.22)     (0.11)    0.00
                                ------    ------      ------     ------   ------
Net asset value at end
 of period ..............       $21.55    $21.25      $15.68     $12.37   $10.98
                                ======    ======      ======     ======   ======

Total return**...........        9.56%    39.94%      28.96%    13.75%    13.07%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period
 (000s omitted)...........     $89,577   $55,828     $20,388    $9,892    $3,026
Ratio of expenses to
 average net assets
 before reimbursement
 by Adviser...............       1.77%     1.85%       2.00%     2.67%    7.85%*
Ratio of expenses to
 average net assets after
 reimbursement by Adviser.         na1       na1       1.91%     2.23%    1.87%*
Ratio of net investment
 loss to average net
 assets before
 reimbursement by Adviser.     (0.39)%   (0.58)%     (0.20)%   (0.76)%  (5.24)%*
Ratio of net investment
 income (loss) to
 average net assets
 after reimbursement by
 Adviser..................         na1       na1     (0.10)%   (0.32)%    0.74%*
Average commission
rate paid.................     $0.0941  $0.0961           -         -         -
Portfolio turnover rate...         50%       66%         51%       51%       63%
<FOOTNOTE>
+    From commencement of operations: October 1, 1992.
*    Annualized.
**   Total return does not reflect 4.75% maximum sales charge.
1    Not applicable: no reimbursements were made by the Adviser.
</FOOTNOTE>

Supplement dated September 5, 1997 to Prospectus dated February 18, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

THE HOMESTATE GROUP
HOMESTATE SELECT OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

The following table presents per share financial information for the HomeState Select Opportunities Fund since its commencement of operations on February 18, 1997. This information has been audited and reported on by The HomeState Group's independent accountants. The Report of Independent Accountants and financial statements included in The HomeState Group's Annual Report to shareholders for the period ended June 30, 1997 are incorporated by reference into this Prospectus. The HomeState Group's Annual Report contains additional performance information that will be made available without charge upon request directed to Emerald Advisers, Inc. at (800)-232-0224.


                                 PERIOD ENDED
								    6/30/97+

Net asset value at
beginning of period........  		 $10.00
                                     ------
Income from Investment
----------------------
Operations
----------
Net investment loss.......            (0.03)
Net realized and
 unrealized gain on
 investments................           1.73
                                     ------
  Total from investment
   operations...............           1.70
                                     ------

Net asset value at end
 of period .................         $11.70
                                     ======

Total return**..............         17.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period
 (000s omitted).............         $5,628
Ratio of expenses to
 average net assets
 before reimbursement
 by Adviser and waivers.....         8.10%*
Ratio of expenses to
 average net assets after
 reimbursement by Adviser
 and waivers................         2.35%*
Ratio of net investment
 loss to average net
 assets before
 reimbursement by Adviser
 and waivers.................      (6.85)%*
Ratio of net investment
 loss to average net assets
 after reimbursement by
 Adviser and waivers.........      (1.10)%*
Average commission
 rate paid...................       $0.0983
Portfolio turnover rate......           59%

+    From commencement of operations: February 18, 1997.
*    Annualized.
**   Total return does not reflect 4.75% maximum sales charge.
Supplement dated September 5, 1997 to Prospectus dated February 18, 1997.

     Investments for the HomeState Select Opportunities Fund, June 30, 1997


     Statement of Assets and Liabilities, June 30, 1997


     Statement of Operations, for the fiscal year ended June 30, 1997


     Statement of Changes in Net Assets, for the fiscal years ended


     June 30, 1996 and June 30, 1997


     Financial Highlights for the period October 1, 1992 (Commencement of


     Operations) to June 30, 1993 and for each of the four years in the period ended June 30, 1997 for the HomeState Pennsylvania Growth Fund and from inception (February 18, 1997) to the period ended June 30, 1997 for the


     HomeState Select Opportunities Fund.


     Notes to Financial Statements

-------------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
SCHEDULE OF INVESTMENTS                                           JUNE 30, 1997
-------------------------------------------------------------------------------
                                                                 MARKET
	                                              SHARES         VALUE+
												  ------         ------
COMMON STOCK - 99.1%
COMMUNICATIONS & BROADCASTING - 1.6%
     Comcast Corp. (A Shares)*...............     65,150    $   1,392,581
                                                              -----------

FINANCE & INSURANCE - 22.9%
     INSURANCE CARRIERS - 6.6%
     Conseco, Inc.++..........................     27,300       1,010,100
     Donegal Group, Inc......................     64,900        1,581,937
     Penn Treaty American Corp.*.............     60,750        1,860,469
     Penn-America Group, Inc.................     98,250        1,479,891
                                                              -----------
                                                                5,932,397
                                                              -----------
     NATIONAL COMMERCIAL BANKS - 1.7%
     First Capitol Bank/York, PA.............      4,800          160,200
     Mellon Bank Corp........................     29,900        1,349,238
                                                              -----------
                                                                1,509,438
                                                              -----------
     SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS - 4.2%
     Parkvale Financial Corp.................     35,547          981,986
     Patriot Bank Corp.......................     40,800          708,900
     Prime Bancorp, Inc......................     27,155          685,664
     Sovereign Bancorp, Inc..................     49,844          760,121
     York Financial Corp.....................     31,615          628,348
                                                              -----------
                                                                3,765,019
                                                              -----------
     STATE & NATIONAL BANKS - 10.4%
     1st United Bancorp++....................     10,000          175,000
     BT Financial Corp.......................     33,641        1,471,794
     Commerce Bancorp, Inc.++................     37,091        1,437,276
     First Colonial Group, Inc...............     27,805          670,796
     Keystone Financial, Inc.................     17,900          559,375
     Kish Bancorp............................        600           43,800
     Omega Financial Corp....................     36,680        1,274,630
     Onbancorp, Inc..........................      7,500          382,500
     PNC Bank Corp...........................     10,000          416,250
     Signet Banking Corp.++..................     23,500          846,000
     Sun Bancorp, Inc........................     12,695          453,828
     Susquehanna Bancshares, Inc.............     39,600        1,554,300
                                                              -----------
                                                                9,285,549
                                                              -----------

     TOTAL FINANCE & INSURANCE.........................        20,492,403
                                                              -----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED                               JUNE 30, 1997
-------------------------------------------------------------------------------
                                                                MARKET
	                                              SHARES        VALUE+
												  ------        ------
MANUFACTURING - 42.3%
     CHEMICALS & ALLIED PRODUCTS - 3.2%
     Macdermid, Inc.++........................     32,500   $   1,490,937
     OM Group, Inc.++.........................     41,500       1,374,687
                                                              -----------
                                                                2,865,624
                                                              -----------
     COMPUTER & OFFICE EQUIPMENT - 4.8%
     Iomega Corp.++*.........................     31,000          616,125
     Safeguard Scientifics, Inc.*............     52,300        1,663,794
     SI Handling Systems, Inc................    108,950        2,015,575
                                                              -----------
                                                                4,295,494
                                                              -----------
     ELECTRICAL MEASUREMENT & TEST INSTRUMENTS - 2.2%
     Cohu, Inc.++*...........................     11,500          359,375
     GenRad, Inc.++*.........................     71,500        1,617,687
                                                              -----------
                                                                1,977,062
                                                              -----------
     ELECTRONIC TECHNOLOGY - 0.9%
     Integrated Circuit Systems, Inc.*.......     35,900          814,480
                                                              -----------

     FOOD & BEVERAGE - 1.7%
     Hershey Foods Corp......................     25,000        1,382,813
     Puro Water Group, Inc.++*................    10,000           58,437
     Quigley Corp.*..........................      7,000           60,813
                                                              -----------
                                                                1,502,063
                                                              -----------
     IRON & STEEL - 0.8%
     Carpenter Technology Corp...............     15,600          713,700
                                                             -----------

     MISCELLANEOUS ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES - 13.5%
     Allen Organ Co. (B Shares)..............      9,300          370,838
     C & D Technology, Inc...................     35,500        1,331,250
     Cable Design Technologies*..............     52,500        1,545,469
     Checkpoint Systems, Inc.++*.............     30,000          481,875
     Emcee Broadcast Products, Inc.*.........     96,900          199,856
     Harsco Corp.............................     38,600        1,563,300
     JPM Co.*................................     26,600          947,625
     Park Electrochemical Corp.++............     12,000          315,750
     Technitrol, Inc.........................     92,400        2,529,450
     Teleflex, Inc...........................     37,400        1,168,750
     Vishay Intertechnology, Inc.*...........     49,350        1,428,066
     Zitel Corp.++*..........................     10,000          196,250
                                                              -----------
                                                               12,078,479
                                                              -----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED                               JUNE 30, 1997
-------------------------------------------------------------------------------
                                                                 MARKET
	                                              SHARES         VALUE+
												  ------         ------


	 MISCELLANEOUS INDUSTRIAL MACHINERY & EQUIPMENT - 2.8%
     CFM Technologies, Inc.*.................     10,000    $     327,500
     JLG Industries, Inc.....................     27,000          367,875
     Met-Pro Corp............................    102,150        1,545,019
     Thermo Electron Corp.++*.................     7,000          240,625
                                                              -----------
                                                                2,481,019
                                                              -----------
     MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.6%
     American United Global, Inc.++*..........    33,000          189,750
     Penn Engineering & Manufacturing Corp.*.     19,600          384,650
                                                              -----------
                                                                  574,400
                                                              -----------

	 OPTICAL & OPHTHALMIC GOODS, PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.0%
     II-VI, Inc.*............................     42,000          882,000
                                                              -----------

     PETROLEUM REFINING - 3.8%
     Buckeye Partners, L.P...................     12,000          542,250
     Coastal Corp.++.........................     15,700          835,044
     Mapco, Inc.++...........................     12,500          393,750
     Tesoro Petroleum Corp.++*...............     55,500          822,094
     USX - Marathon Group....................     28,000          808,500
                                                              -----------
                                                                3,401,638
                                                              -----------
     PHARMACEUTICAL PREPARATIONS - 2.5%
     IBAH, Inc.*.............................     82,000          292,125
     Ligand Pharmaceuticals (B Shares)++*.....    23,000          296,125
     Magainin Pharmaceuticals, Inc.*.........    100,000          725,000
     Nabi, Inc.++*...........................     33,500          221,938
     Neose Technologies, Inc.*...............     40,000          510,000
     Viropharma, Inc.*.......................     13,500          241,312
                                                              -----------
                                                                2,286,500
                                                              -----------
     PRECISION INSTRUMENTS & MEDICAL SUPPLIES - 2.0%
     Arrow International, Inc................     24,000          702,000
     Covalent Group, Inc.*...................     12,500           75,781
     Environmental Tectonics Corp.*..........     17,500          155,313
     Medical Technology & Innovations*.......    145,000           27,550
     Respironics, Inc.*......................     40,000          845,000
                                                              -----------
                                                                1,805,644
                                                              -----------
     TELECOMMUNICATIONS EQUIPMENT - 0.9%
     Associated Group, Inc. (A Shares)*......      5,800          232,000
     Tollgrade Communications, Inc.*.........     24,850          568,444
                                                              -----------
                                                                  800,444
                                                              -----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED                               JUNE 30, 1997
-------------------------------------------------------------------------------
                                                                  MARKET
	                                              SHARES          VALUE+
												  ------          ------

	 TEXTILES & APPAREL - 1.6%
     Jones Apparel Group, Inc.*..............     30,000    $   1,432,500
                                                              -----------

     TOTAL MANUFACTURING...............................        37,911,047
                                                              -----------

MINING - 0.0%
     Daleco Resources Corp. O*...............     50,000           10,156
                                                              -----------

REAL ESTATE INVESTMENT TRUSTS - 4.8%
     Brandywine Realty Trust.................     53,000        1,073,250
     Crescent Real Estate Equities Co.
	 (When Issued)++.........................     17,500          555,625
     Crown American Realty Trust.............     46,200          427,350
     First Industrial Realty Trust, Inc.++...     32,000          936,000
     Liberty Property Trust..................     52,600        1,308,425
                                                              -----------
                                                                4,300,650
                                                              -----------
SERVICES - 16.1%
     BUSINESS SERVICES - 2.5%
     CRW Financial, Inc.*....................     50,475          239,756
     Diamond Technology Partners, Inc.++*....     25,130          260,724
     National Media Corp.*...................     17,000          110,500
     Physician Support Systems, Inc.*........     63,000          771,750
     SOS Staffing Services, Inc.++*..........     24,500          379,750
     UTI Energy Corp.*.......................     11,000          501,875
                                                              -----------
                                                                2,264,355
                                                              -----------
     COMPUTER SERVICES - 7.7%
     Ansoft Corp.*...........................     74,000          545,750
     Computer Associates International, Inc..     10,000          556,875
     Computer Horizons Corp. ++*.............     10,500          359,625
     Daou Systems, Inc.++*...................     12,200          195,200
     Keane, Inc.++ ..........................      9,500          494,000
     Mastech Corp.*..........................     67,000        1,348,375
     Metacreations Corp.++*..................     20,000          220,000
     Microleague Multimedia, Inc.*...........     25,000          120,312
     Prophet 21, Inc.*.......................      7,000           37,625
     Sanchez Computer Associates, Inc.*......     12,000          112,500
     Scan-Graphics, Inc.*....................     17,500           59,063
     Seec, Inc.*.............................     12,000          231,000
     SunGard Data Systems, Inc.* ............     31,200        1,450,800
     Systems & Computer Technology Corp.*....     44,000        1,177,000
                                                              -----------
                                                                6,908,125
                                                              -----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
SCHEDULE OF INVESTMENTS  - CONTINUED                              JUNE 30, 1997
-------------------------------------------------------------------------------
                                                                  MARKET
	                                              SHARES          VALUE+
												  ------          ------
	ENGINEERING SERVICES - 0.6%
     Astrotech International Corp.*..........     78,766    $     502,133
                                                              -----------

     HOME HEALTHCARE SERVICES - 0.4%
     Home Health Corp.*......................     35,700          339,150
                                                              -----------

     MEDICAL & HEALTH SERVICES - 3.9%
     Corecare Systems, Inc.*.................     92,000           80,500
     Genesis Health Ventures, Inc.*..........     31,700        1,069,875
     Genome Therapeutics Corp.++*............     33,000          284,625
     Renal Treatment Centers, Inc.*..........     29,400          790,125
     SMT Health Services, Inc.*..............    109,851        1,270,152
                                                              -----------
                                                                3,495,277
                                                              -----------
     PERSONAL SERVICES - 1.0%
     Crescent Operating, Inc.++..............      1,750           21,000
     Reliance Group Holdings, Inc.++.........     30,000          356,250
     Sonus Pharmaceuticals, Inc.++*..........     20,000          562,500
                                                              -----------
                                                                  939,750
                                                              -----------

     TOTAL SERVICES....................................        14,448,790
                                                              -----------

UTILITIES - 1.9%
     Consolidated Natural Gas Co.............     17,000          914,813
     Philadelphia Suburban Corp..............     42,500          812,813
                                                              -----------
                                                               1,727,626
                                                              -----------
WHOLESALE & RETAIL TRADE - 9.5%
     MISCELLANEOUS RETAIL STORES - 3.4%
     Borders Group, Inc.++*..................     63,000        1,519,875
     Rite Aid Corp...........................     31,500        1,571,062
                                                              -----------
                                                                3,090,937
                                                              -----------
     RETAIL APPAREL & ACCESSORY STORES - 2.0%
     Bon-Ton Stores, Inc.*...................      8,000           64,000
     Piercing Pagoda, Inc.*..................     68,400        1,718,550
                                                              -----------
                                                                1,782,550
                                                              -----------
     RETAIL EATING & DRINKING PLACES - 0.6%
     Schlotzsky's, Inc.++*...................     38,500          529,375
                                                              -----------

     WHOLESALE - PETROLEUM & PRODUCTS - 0.2%
     Harken Energy Corp.*....................     30,000          210,000
                                                              -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
SCHEDULE OF INVESTMENTS  - CONTINUED                              JUNE 30, 1997
-------------------------------------------------------------------------------

                                                                MARKET
	                                              SHARES        VALUE+
												  ------        ------
     WHOLESALE CHEMICALS & DRUGS - 1.5%
     Amerisource Health Corp. (A Shares)*....     26,500    $   1,321,687
                                                             -----------

     WHOLESALE ELECTRONIC EQUIPMENT & COMPUTERS - 1.2%
     CHS Electronics, Inc.+..................     40,000        1,060,000
                                                              -----------

     WHOLESALE MISCELLANEOUS - 0.6%
     Ikon Office Solutions, Inc..............     21,300          531,169
                                                              -----------

     TOTAL WHOLESALE & RETAIL TRADE....................         8,525,718
                                                              -----------
     Total Common Stock (Cost $68,003,903).............        88,808,971
                                                              -----------

MONEY MARKET MUTUAL FUNDS - 1.2%
     CoreFund Elite Treasury Reserve Portfolio   100,000          100,000
     CoreFund Treasury Reserve Portfolio.....    930,872          930,872
                                                              -----------

     Total Money Market Mutual Funds (COST $1,030,872)..        1,030,872
                                                              -----------

TOTAL INVESTMENTS (COST $69,034,775) - 100.3%...........       89,839,843
                                                              -----------

OTHER ASSETS AND LIABILITIES, NET - (0.3)%..............         (262,870)
                                                              -----------

NET ASSETS - 100.0%.....................................     $ 89,576,973
                                                              ===========

+ See Note 2 to Financial Statements.
* Non-income producing security.
++Non-Pennsylvania Company as defined in the Fund's current prospectus (the aggregare value of such securities amounted to $20,723,530 as of June 30,
  1997)

-------------------------------------------------------------------------------
THE HOMESTATE SELECT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS                                          JUNE 30, 1997
-------------------------------------------------------------------------------

                                                                 MARKET
												  SHARES		 VALUE+
												  ------         ------
COMMON STOCK - 92.0%
FINANCE & INSURANCE - 5.9%
     INSURANCE CARRIERS - 4.7%
     Penn Treaty American Corp.*.............      6,000      $   183,750
     Penn-America Group, Inc.................      5,250           79,078
                                                              -----------
                                                                 262,828
                                                              -----------
     STATE & NATIONAL BANKS - 1.2%
     Omega Financial Corp....................      2,048           71,168
                                                              -----------

     TOTAL FINANCE & INSURANCE.........................           333,996
                                                              -----------

MANUFACTURING - 48.2%
     COMPUTER & OFFICE EQUIPMENT - 10.0%
     Information Analysis, Inc.*.............      4,000          105,500
     Iomega Corp.*...........................      6,000          119,250
     Safeguard Scientifics, Inc.*............      5,000          159,062
     SI Handling Systems, Inc................      9,600          177,600
                                                              -----------
                                                                 561,412
                                                              -----------
     ELECTRICAL MEASUREMENT & TEST INSTRUMENTS - 4.9%
     Cohu, Inc...............................      3,000           93,750
     GenRad, Inc.*...........................      8,000          181,000
                                                              -----------
                                                                  274,750
                                                              -----------
     ELECTRONIC TECHNOLOGY - 0.9%
     Integrated Circuit Systems, Inc.*.......      2,200           49,912
                                                              -----------

     FOOD & BEVERAGE - 1.8%
     Quigley Corp.*..........................     12,000          104,250
                                                              -----------

     MISCELLANEOUS ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES - 14.6%
     Cable Design Technologies*..............      5,000          147,187
     Checkpoint Systems, Inc.*...............      8,000          128,500
     ORBIT/FR, Inc.*.........................     10,000           97,500
     Park Electrochemical Corp. .............      4,500          118,406
     Technitrol, Inc.........................      7,000          191,625
     Vishay Intertechnology, Inc.*...........      4,725          136,730
                                                              -----------
                                                                  819,948
                                                              -----------
     MISCELLANEOUS INDUSTRIAL MACHINERY & EQUIPMENT - 3.7%
     CFM Technologies, Inc.*.................      3,000           98,250
     Met-Pro Corp............................      7,300          110,413
                                                              -----------
                                                                  208,663
                                                              -----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
THE HOMESTATE SELECT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS - CONTINUED                              JUNE 30, 1997
-------------------------------------------------------------------------------

                                                                 MARKET
												  SHARES		 VALUE+
												  ------         ------

     MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.0%
     American United Global, Inc.*...........     10,000      $    57,500
                                                              -----------

     OPTICAL & OPHTHALMIC GOODS, PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.8%
     II-VI, Inc.*............................      4,700           98,700
                                                              -----------

     PETROLEUM REFINING - 1.8%
     Tesoro Petroleum Corp.*.................      7,000          103,688
                                                              -----------

     PHARMACEUTICAL PREPARATIONS - 1.1%
     Halsey Drug Company, Inc.*..............     14,000           64,750
                                                              -----------

     PRECISION INSTRUMENTS & MEDICAL SUPPLIES - 4.9%
     Covalent Group, Inc.*...................      5,000           30,312
     Environmental Tectonics Corp.*..........     10,500           93,188
     Intest Corp.............................     10,000           90,000
     Osteotech, Inc.*........................      1,500           15,750
     Zonagen, Inc.*..........................      2,000           43,750
                                                              -----------
                                                                  273,000
                                                              -----------
     TELECOMMUNICATIONS EQUIPMENT - 0.9%
     Associated Group, Inc. (A Shares)*......      1,200           48,000
                                                              -----------

     TEXTILES & APPAREL - 0.8%
     Jones Apparel Group, Inc.*..............      1,000           47,750
                                                              -----------

     TOTAL MANUFACTURING...............................         2,712,323
                                                              -----------

REAL ESTATE INVESTMENT TRUSTS - 3.7%
     Crescent Real Estate Equities Co.
	 (When Issued)..........................       4,500          142,875
     Crown American Realty Trust.............      7,000           64,750
                                                              -----------

     TOTAL REAL ESTATE INVESTMENT TRUSTS...............           207,625
                                                              -----------

SERVICES - 22.7%
     BUSINESS SERVICES - 7.8%
     Diamond Technology Partners, Inc.*......      7,000           72,625
     Physician Support Systems, Inc.*........      5,000           61,250
     SOS Staffing Services, Inc.*............      8,000          124,000
     UTI Energy Corp.*.......................      4,000          182,500
                                                              -----------
                                                                  440,375
                                                              -----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
THE HOMESTATE SELECT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS - CONTINUED                              JUNE 30, 1997
-------------------------------------------------------------------------------

                                                                 MARKET
												  SHARES		 VALUE+
												  ------         ------

     COMPUTER SERVICES - 12.3%
     Computer Horizons Corp.*................      2,250      $    77,063
     Daou Systems, Inc.*.....................      4,100           65,600
     Keane, Inc.* ...........................      3,000          156,000
     Mastech Corp.*..........................      6,750          135,844
     Sanchez Computer Associates, Inc.*......     10,200           95,624
     Systems & Computer Technology Corp.*....      6,200          165,850
                                                              -----------
                                                                  695,981
                                                              -----------
     MEDICAL & HEALTH SERVICES - 2.5%
     SMT Health Services, Inc.*..............     12,000          138,750
                                                              -----------

     PERSONAL SERVICES - 0.1%
     Crescent Operating, Inc.................        250            3,000
                                                              -----------

     TOTAL SERVICES....................................         1,278,106
                                                              -----------

WHOLESALE & RETAIL TRADE - 11.5%
     MISCELLANEOUS RETAIL STORES - 3.1%
     Borders Group, Inc.*....................      5,500          132,688
     Compucom Systems, Inc.*.................      6,000           42,750
                                                              -----------
                                                                  175,438
                                                              -----------
     RETAIL APPAREL & ACCESSORY STORES - 4.8%
     Bon-Ton Stores, Inc.*...................     15,000          120,000
     Piercing Pagoda, Inc.*..................      6,000          150,750
                                                              -----------
                                                                  270,750
                                                              -----------
     WHOLESALE - PETROLEUM & PRODUCTS - 2.2%
     Harken Energy Corp.*....................     17,500          122,500
                                                              -----------

     WHOLESALE ELECTRONIC EQUIPMENT & COMPUTERS - 1.4%
     CHS Electronics, Inc....................      3,000           79,500
                                                              -----------

     TOTAL WHOLESALE & RETAIL TRADE....................           648,188
                                                              -----------
     Total Common Stock (Cost $4,575,718)..............         5,180,238
                                                              -----------

                                                   PAR
                                                   ---
COMMERCIAL PAPER - 3.6%
     CoreStates, 4.25%, 07/01/97 - 07/07/97
	 (COST $200,000).....................      $200,000           200,000
                                                              -----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
THE HOMESTATE SELECT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS - CONTINUED                              JUNE 30, 1997
-------------------------------------------------------------------------------

                                                                 MARKET
												  SHARES		 VALUE+
												  ------         ------


MONEY MARKET MUTUAL FUNDS - 9.7%
     CoreFund Elite Treasury Reserve
	 Portfolio..............................     220,000      $   220,000
     SEI Daily Income Prime Obligations
	 Portfolio..............................     327,527          327,527
                                                              -----------

     Total Money Market Mutual Funds (Cost $547,527)....          547,527
                                                              -----------

TOTAL INVESTMENTS (COST $5,323,245) - 105.3%                    5,927,765
                                                              -----------

SECURITIES SOLD SHORT - (0.9)%
     Napro Biotherapeutics, Inc*.............      3,500         (25,375)
     US Bioscience, Inc.*....................      2,400         (23,100)
                                                             -----------
     Total Securities sold short (proceeds $50,596)....          (48,475)
                                                             -----------

RECEIVABLES FROM BROKERS FOR SECURITIES SOLD SHORT - 1.5%         84,157
                                                             -----------

OTHER ASSETS AND LIABILITIES, NET - (5.9)%............          (335,672)
                                                             -----------

NET ASSETS - 100.0%...................................       $  5,627,775
                                                             ============
+ See Note 2 to Financial Statements.
* Non-income producing security.
SEE ACCOMPANYINGNOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------
THE HOMESTATE GROUP
STATEMENTS OF ASSETS AND LIABILITIES                           JUNE 30, 1997
-----------------------------------------------------------------------------
                                               PENNSYLVANIA         SELECT
											     GROWTH         OPPORTUNITIES
												  FUND               FUND
											   ------------    ---------------
ASSETS
Investments in securities at market value
(identified cost $69,034,775 and $5,323,245,
respectively) (Note2)...............          $   89,839,843     $  5,927,765
Cash.......................................           82,812                -
Deposits with brokers and custodian bank
for securities sold short..................                -          113,982
Receivables from brokers for securities
 sold short................................                -           84,157
Receivables for:
 Dividends and interest. ...................          83,746            2,050
 Investment securities sold................          518,515          181,812
 Capital shares sold.......................          100,681          107,522
 From Adviser..............................                -           14,837
Other assets..............................                 -            8,962
                                              ---------------   -------------
Total assets...........................           90,625,597       6,441,087
                                              ---------------   -------------


LIABILITIES
Securities sold short at market value
(proceeds $50,596) (Note 2)................                 -          48,475
Payables for:
 Investment securities purchased...........           775,969         622,381
 Capital shares repurchased................            64,516               -
Accrued expenses...........................           208,139          40,846
Other payables.............................                 -         101,610
                                              ---------------   -------------
  Total liabilities........................         1,048,624         813,312
                                              ---------------   -------------

NET ASSETS.................................    $   89,576,973   $   5,627,775
                                              ===============   =============
NET ASSETS CONSIST OF:
Shares of beneficial interest..............    $   70,217,613   $   4,972,912
Accumulated net realized gain (loss) on
 investments...............................        (1,445,708)         48,222
Net unrealized appreciation on investments
 (Note 4)..................................        20,805,068         604,520
Net unrealized appreciation on securities
 sold short................................                 -           2,121
                                              ---------------   -------------
   Net assets..............................     $  89,576,973   $   5,627,775
                                              ===============   =============

NET ASSET VALUE AND REDEMPTION PRICE PER
SHARE ($89,576,973/4,156,088 issued and
outstanding shares, no par value;and
$5,627,775/480,967 issued and outstanding
shares,no par value,respectively)..........            $21.55          $11.70
                                                       ======          ======

Maximum offering price per share
 (100/95.25 of $21.55 and 100/95.25 of
 $11.70, respectively).....................            $22.62          $12.28
                                                       ======          ======
SEE ACCOMPANYING  NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------
THE HOMESTATE GROUP
STATEMENTS OF OPERATIONS FOR THE FISCAL YEAR ENDED JUNE 30,1997
-----------------------------------------------------------------------------
                                                PENNSYLVANIA         SELECT
											      GROWTH         OPPORTUNITIES
												   FUND               FUND*
											   ------------    ---------------
INVESTMENT INCOME
 Dividends.................................    $      823,145   $       6,037
 Interest..................................           152,567           7,950
                                               --------------   -------------
    Total investment income................           975,712          13,987
                                               ==============   =============

EXPENSES
 Advisory fees.............................           528,528          11,200
 12b-1 fees................................           249,651           3,920
 Administration fees.......................            91,670           7,177
 Transfer agent fees.......................           129,108          10,621
 Custodial fees............................            41,759          10,000
 Accounting services fees..................            49,201          14,356
 Professional fees.........................            52,427          11,573
 Printing expenses.........................            46,327           8,124
 Registration fees.........................            32,786           9,271
 Trustees fees and expenses................            12,000           3,600
 Miscellaneous expenses....................            16,189             876
                                              ---------------   -------------
    Total expenses before fee waivers and
    reimbursements.........................         1,249,646          90,718
Advisory fee waived (Note 5)...............                 -         (11,200)
Other fees waived (Note 5).................                 -          (5,335)
Reimbursement from Adviser (Note 5)........                 -         (47,862)
                                              ---------------   -------------
 Total expenses,net........................         1,249,646          26,321
                                              ---------------   -------------

NET INVESTMENT LOSS........................          (273,934)        (12,334)
                                              ---------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investment
 transactions..............................        (1,094,445)         48,541
 Net realized gain on securities sold
 short......................................                -          12,015
 Change in net unrealized appreciation on
 investments................................        9,793,385         604,520
 Change in net unrealized appreciation on
 securities sold short......................                -           2,121
                                               --------------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS.................................        8,698,940         667,197
                                               --------------   -------------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS..................   $    8,425,006   $     654,863
                                               ==============   =============

* For the period February 18, 1997 (commencement of operations) through June 30, 1997.
+    Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------
THE HOMESTATE GROUP
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------
                                               PENNSYLVANIA         SELECT
											      GROWTH         OPPORTUNITIES
												   FUND               FUND*
											   ------------    ---------------

FOR THE FISCAL YEAR ENDED JUNE 30, 1997
OPERATIONS
 Net investment loss........................   $    (273,934)    $   (12,334)
 Net realized gain (loss) on investment
 transactions...............................      (1,094,445)         48,541
 Net realized gain on securities sold
 short......................................               -          12,015
 Change in unrealized net appreciation on
 investments................................       9,793,385         604,520
 Change in unrealized net appreciation on
 securities sold short......................               -           2,121
                                                ------------     -----------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.................................       8,425,006         654,863
                                                ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS+:
 Net realized gain from investment
 transactions...............................      (3,944,375)              -
                                                ------------     -----------
NET INCREASE FROM CAPITAL
 SHARE TRANSACTIONS - Note 3................      29,268,289       4,972,912
                                                ------------     -----------
TOTAL INCREASE IN NET ASSETS................      33,748,920       5,627,775

NET ASSETS:
 Beginning of period........................      55,828,053               -
                                                ------------     -----------
 End of period..............................   $  89,576,973     $ 5,627,775

FOR THE FISCAL YEAR ENDED JUNE 30, 1996

OPERATIONS
 Net investment loss........................   $    (189,331)
 Net realized gain on investment transactions      3,898,165
 Change in unrealized appreciation on
  investments...............................       7,151,550
                                               -------------
 NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS................................      10,860,384
                                               -------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net realized gain from investment
 transactions...............................        (747,908)
                                               -------------
NET INCREASE FROM CAPITAL
 SHARE TRANSACTIONS - Note 3................      25,327,678
                                               -------------
TOTAL INCREASE IN NET ASSETS................      35,440,154
NET ASSETS:
 Beginning of year..........................      20,387,899
                                               -------------
 End of year................................   $  55,828,053
                                               =============

* For the period February 18, 1997(commencement of operations) through June 30, 1997.

+ Does not include $ 829,465 long-term capital gain ($0.20 per share) for the Pennsylvania Growth Fund and $55,890 short-term capital gain ($0.11 per share) for the Select Opportunities Fund distributed July 21, 1997
	 to shareholders of record as of July 15, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------
THE HOMESTATE GROUP
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
PENNSYLVANIA GROWTH FUND

                                            PERIODS ENDED
                          ----------------------------------------------------
						         6/30/97    6/30/96    6/30/95    6/30/94    6/30/93+
                                 -------    -------    -------    -------    --------
Net asset value at
beginning of period.....          $21.25    $15.68      $12.37     $10.98    $10.00
                                  ------    ------      ------     ------    ------
Income from Investment
----------------------
Operations
----------
Net investment income
 (loss) .................         (0.07)    (0.07)      (0.01)     (0.03)    0.03
Net realized and
 unrealized gain on
 investments.............          1.78      6.17        3.54       1.53     0.95
                                 ------    ------      ------     ------   ------
  Total from investment
   operations............          1.71      6.10        3.53       1.50     0.98
                                 ------    ------      ------     ------   ------
Less Distributions
-------------------
Dividends from net
 investment income ......         0.00      0.00        0.00      (0.03)    0.00
Distributions from net
 realized gains .........        (1.41)    (0.53)      (0.22)     (0.08)    0.00
                                ------    ------      ------     ------   ------
  Total distributions....        (1.41)    (0.53)      (0.22)     (0.11)    0.00
                                ------    ------      ------     ------   ------
Net asset value at end
 of period ..............       $21.55    $21.25      $15.68     $12.37   $10.98
                                ======    ======      ======     ======   ======

Total return**...........        9.56%    39.94%      28.96%    13.75%    13.07%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period
 (000s omitted)...........     $89,577   $55,828     $20,388    $9,892    $3,026
Ratio of expenses to
 average net assets
 before reimbursement
 by Adviser...............       1.77%     1.85%       2.00%     2.67%    7.85%*
Ratio of expenses to
 average net assets after
 reimbursement by Adviser.         na1       na1       1.91%     2.23%    1.87%*
Ratio of net investment
 loss to average net
 assets before
 reimbursement by Adviser.     (0.39)%   (0.58)%     (0.20)%   (0.76)%  (5.24)%*
Ratio of net investment
 income (loss) to
 average net assets
 after reimbursement by
 Adviser..................         na1       na1     (0.10)%   (0.32)%    0.74%*
Average commission
rate paid.................     $0.0941  $0.0961           -         -         -
Portfolio turnover rate...         50%       66%         51%       51%       63%
<FOOTNOTE>
+    From commencement of operations: October 1, 1992.
*    Annualized.
**   Total return does not reflect 4.75% maximum sales charge.
1    Not applicable: no reimbursements were made by the Adviser.
</FOOTNOTE>


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------
THE HOMESTATE GROUP
FINANCIAL HIGHLIGHTS - CONTINUED
-----------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED JUNE 30, 1997:
SELECT OPPORTUNITIES FUND


Net asset value at
beginning of period........  		 $10.00
                                     ------
Income from Investment
----------------------
Operations
----------
Net investment loss.......            (0.03)
Net realized and
 unrealized gain on
 investments................           1.73
                                     ------
  Total from investment
   operations...............           1.70
                                     ------

Net asset value at end
 of period .................         $11.70
                                     ======

Total return**..............         17.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period
 (000s omitted).............         $5,628
Ratio of expenses to
 average net assets
 before reimbursement
 by Adviser and waivers.....         8.10%*
Ratio of expenses to
 average net assets after
 reimbursement by Adviser
 and waivers................         2.35%*
Ratio of net investment
 loss to average net
 assets before
 reimbursement by Adviser
 and waivers.................      (6.85)%*
Ratio of net investment
 loss to average net assets
 after reimbursement by
 Adviser and waivers.........      (1.10)%*
Average commission
 rate paid...................       $0.0983
Portfolio turnover rate......           59%

+    From commencement of operations: February 18, 1997.
*    Annualized.
**   Total return does not reflect 4.75% maximum sales charge.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
THE HOMESTATE GROUP
NOTES TO THE FINANCIAL STATEMENTS                                 JUNE 30, 1997
-------------------------------------------------------------------------------

NOTE 1 - DESCRIPTION OF FUNDS

  The HomeState Group (the "Trust"), an open-end management company, was established as a Pennsylvania common law trust on August 26, 1992, and is registered under the Investment Company Act of 1940, as amended. The Trust has established two series: the HomeState Pennsylvania Growth Fund and the HomeState Select Opportunities Fund (each a "Fund" and collectively, the "Funds"). The investment objective of each Fund is set forth below.

  The HomeState Pennsylvania Growth Fund commenced operations on October 1, 1992. Operations up to October 1, 1992 were limited to issuance of 10,000 shares at $10.00 per share to the Fund's investment adviser. The investment objective of the Fund is long-term growth of capital through investments primarily in the common stock of companies with headquarters or significant operations in the Commonwealth of Pennsylvania. To pursue its objective, the Fund will invest at least 65% of its total assets in such companies. Consequently, the Fund may be subject to risk from economic changes and political developments occurring within Pennsylvania.

  The HomeState Select Opportunities Fund commenced operations on February 18, 1997. The investment objective of the Fund is long-term appreciation of capital through investments in a non-diversified portfolio of U.S. securities, without regard to any further issuer location limitations. The Fund will typically invest in the common stock of no more than fifty U.S. companies. It will usually emphasize companies having a market capitalization of less than $1 billion. To pursue its objective, the Fund will invest at least 65% of its total assets in such companies.



NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies, in  conformity  with generally accepted accounting  principles,
  which   were  consistently  followed  by  each  Fund   in   the
  preparation of their  financial statements.

  SECURITY VALUATION - Investment securities traded on a national securities exchange are valued at the last reported sales price at 4:00 p.m. Eastern time, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked price and the closing bid price. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked price and the closing bid price is used. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods which the Board of Trustees believe in good faith accurately reflects their fair value.

-------------------------------------------------------------------------------
THE HOMESTATE GROUP
NOTES TO THE FINANCIAL STATEMENTS - CONTINUED                     JUNE 30, 1997
-------------------------------------------------------------------------------

  INCOME  RECOGNITION - Interest income is accrued  as  earned.
  Dividend income is recorded on the ex-dividend date.

  SECURITIES TRANSACTIONS - Security transactions are accounted
  for   on  the  date  the  securities  are  purchased  or  sold.
  Realized gains and losses on securities sold are determined using the identified cost method.

  DISTRIBUTIONS   TO   SHAREHOLDERS  -   Each   Fund   records
  distributions to shareholders on the ex-dividend date. Net gains realized from securities transactions, if any, will normally be distributed to shareholders in July and December. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises. Accordingly, net investment loss for the HomeState Pennsylvania Growth Fund of $273,934 for the fiscal year ended June 30, 1997 has been charged to paid in-capital. In addition, net investment loss for the HomeState Select Opportunities Fund of $12,334 for the fiscal period ended June 30, 1997 has been reclassified to accumulated net realized gain on investments. These reclassifications have no effect on net asset values per share.

  FEDERAL INCOME TAXES - Each Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of its taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

  USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  CALL AND PUT OPTIONS - The HomeState Select Opportunities Fund may write and/or purchase exchange-traded call options and purchase exchange-traded put options on securities in the Fund. When the Fund writes a call option, an amount equal to the premium received is reflected as a liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option is sold), and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of which are increased by the premium originally received.

-------------------------------------------------------------------------------
THE HOMESTATE GROUP
NOTES TO THE FINANCIAL STATEMENTS - CONTINUED                     JUNE 30, 1997
-------------------------------------------------------------------------------

  The premium paid by the Fund for the purchase of a put option is recorded as an investment and subsequently marked to market to reflect the current market value of the option purchased. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, the proceeds of which are decreased by the premium originally paid. The Fund limits the aggregate value of puts and call options to 25% of the Fund's net assets. There were no open option contracts for the HomeState Select Opportunities Fund at June 30, 1997.

  SHORT SALES - The HomeState Select Opportunities Fund may sell securities short. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such  a  transaction,  the Fund must  borrow  the  security  to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of its short positions. The Fund limits the value of short positions to 25% of the Fund's net assets. At June 30, 1997, the HomeState Select Opportunities Fund had 0.9% of its net assets in short positions.


NOTE 3 - CAPITAL STOCK

At June 30, 1997, each Fund had an authorized unlimited number of shares of beneficial interest with no par value.

The following table summarizes the capital share transactions of each Fund:

THE HOMESTATE PENNSYLVANIA GROWTH FUND

                                     FOR THE YEAR ENDED          FOR THE YEAR
                                        JUNE 30, 1997         ENDED JUNE 30, 1996
                                     ------------------      --------------------
                                     SHARES       AMOUNT     SHARES        AMOUNT
                                     ------       ------     ------        ------

  Sales.....................      1,703,122  $33,155,509   1,551,022  $29,459,053
  Reinvested distributions..        205,183    3,636,915      41,712      681,175
  Redemptions...............       (379,387)  (7,524,135)   (265,566)  (4,812,550)
                                  ---------  -----------   ---------  -----------
  Net increase..............      1,528,918  $29,268,289   1,327,168  $25,327,678
                                  =========  ===========   =========  ===========

-------------------------------------------------------------------------------
THE HOMESTATE GROUP
NOTES TO THE FINANCIAL STATEMENTS - CONTINUED                    JUNE 30, 1997
-------------------------------------------------------------------------------

THE HOMESTATE SELECT OPPORTUNITIES FUND


                        FOR THE  PERIOD FEBRUARY 18, 1997
                          (COMMENCEMENT OF OPERATIONS)
                             THROUGH  JUNE 30, 1997
                        ----------------------------------
                               SHARES           AMOUNT
                               ------           ------
Sales...............          488,935         $5,056,927
Redemptions.........           (7,968)           (84,015)
                              -------         ----------
Net increase........          480,967         $4,972,912
                              =======         ==========

NOTE 4 - INVESTMENT TRANSACTIONS

During the periods ended June 30, 1997, purchases and sales of investment securities (excluding securities sold short and short-term investments) were as follows:


                      HOMESTATE PENNSYLVANIA            HOMESTATE SELECT
                          GROWTH FUND                  OPPORTUNITIES FUND
                      ----------------------           ------------------
  Purchases.........        $64,500,992                    $5,992,584
  Sales.............        $33,585,183                    $1,472,276



The following balances for the Funds are as of June 30, 1997:

                              COST FOR        NET TAX     TAX BASIS GROSS    TAX BASIS GROSS
                            FEDERAL INCOME   UNREALIZED       UNREALIZED         UNREALIZED
                             TAX PURPOSES   APPRECIATION     APPRECIATION       DEPRECIATION
                            -------------- --------------  ---------------  ------------------
Pennsylvania
  Growth Fund...............   $69,155,436    $20,684,407      $23,907,010        $3,222,603
Select Opportunities Fund...     5,326,183        601,582          661,836            60,254

  At June 30, 1997, The HomeState Select Opportunities Fund had 0.9% of its net assets in short positions. For the period ended June 30, 1997, the cost of investments purchased to cover short sales and the proceeds from those investments sold short were $169,794 and $181,809, respectively.

-------------------------------------------------------------------------------
THE HOMESTATE GROUP
NOTES TO THE FINANCIAL STATEMENTS - CONTINUED                     JUNE 30, 1997
-------------------------------------------------------------------------------
NOTE 5 - EXPENSES AND TRANSACTIONS WITH AFFILIATED PARTIES

   Emerald Advisers, Inc. serves as the investment adviser (the "Adviser") to the Funds for which it receives investment advisory fees from each Fund. The fee for the HomeState Pennsylvania Growth Fund is based on average daily net assets at the annual rate of 0.75% on assets up to and including $250 million, 0.65% for assets in excess of $250 million up to and including $500 million, 0.55% for assets in excess of $500 million up to and including $750 million, and 0.45% for assets in excess of $750 million. The fee for the HomeState Select Opportunities Fund is based on average daily net assets at the annual rate of 1.00% on assets up to and including $100 million and 0.90% for assets in excess of $100 million. Under the terms of the investment advisory agreement which expires on December 31, 1997, Emerald Advisers, Inc. may also voluntarily reimburse the Funds for certain expenses. Through June 30, 1998, the Adviser has voluntarily agreed to waive its advisory fee and/or reimburse other expenses for the Homestate Select Opportunities Fund to the extent that the Fund's total operating expenses exceeds 2.35% of the average daily net assets of the Fund. At June 30, 1997, Emerald Advisers, Inc. owned 115 shares of The HomeState Pennsylvania Growth Fund and 100 shares of the HomeState Select Opportunities Fund.

  The following table summarizes the advisory fees and expense waivers/reimburesments for the period ended June 30, 1997:

                                  GROSS     ADVISORY FEE   REIMBURSEMENT
                                 ADVISORY      WAIVED      FROM ADVISER
                                ---------   ------------  --------------
Pennsylvania Growth Fund        $ 528,528     $     0          $     0
Select Opportunities Fund          11,200      11,200           47,862



  Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of Wilmington Trust Company, is the sole distributor of the Trust shares pursuant to a Distribution Agreement with each Fund. Each Fund has adopted a distribution services plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940. The Plan allows each Fund to reimburse RSD for a portion of the costs incurred in distributing each Fund's shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.35% of each Fund's average daily net assets. During the periods ending June 30, 1997, the HomeState Pennsylvania Growth Fund and the HomeState Select Opportunities Fund incurred expenses of $249,651 and $3,920, respectively, pursuant to the Plan.

-------------------------------------------------------------------------------
THE HOMESTATE GROUP
NOTES TO THE FINANCIAL STATEMENTS  - CONTINUED                   JUNE 30, 1997
-------------------------------------------------------------------------------

  Pursuant to separate Administration, Accounting Services and Transfer Agency Agreements with each Fund, Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Company, serves as administrator, accounting and transfer agent. During the periods ended June 30, 1997, the HomeState Pennsylvania Growth Fund and the HomeState Select Opportunities Fund incurred administration fees totaling $91,670 and $7,177, of which $0 and $1,192 were waived, respectively, accounting service fees totaling $49,201 and $14,356, of which $0 and $2,384 were waived, respectively, and transfer agent fees totaling $129,108 and $10,621, of which $0 and $1,759 were waived, respectively.

  The Funds' Declaration  of  Trust provides  that  each  Trustee affiliated with the Funds' Adviser shall serve without compensation and each Trustee who is not so affiliated shall receive fees from the income of each Fund, and expense reimbursements for each Trustees meeting attended. An unaffiliated Trustee's annual fee shall not exceed $1,000. A member of the Funds' Board of Trustees who is not affiliated with the Adviser is employed as a practicing attorney and is a partner in the law firm of Duane, Morris & Heckscher, the Fund's legal counsel. Legal fees aggregating $34,927 and $4,573 were incurred by the HomeState Pennsylvania Growth Fund and the HomeState Select Opportunities Fund, respectively, to Duane, Morris & Heckscher druing the periods ending June 30, 1997.

              EXHIBITS AND PART C OF N1-A REGISTRATION STATEMENT





                              THE HOMESTATE GROUP





Item 24.  Financial Statements and Exhibits


     (a.) Financial Statements:





          Included in Part A of this Registration Statement:





          Financial Highlights for the period October 1, 1992 (Commencement of


          Operations) to June 30, 1993 and for each of the four years in the period ended June 30, 1997 for the HomeState Pennsylvania Growth


          Fund and for the period February 18, 1997 (Commencement of


          Operations) to June 30, 1997 for the HomeState Select Opportunities


          Fund.





          Included in Part B of this Registration Statement for the HomeState


          Pennsylvania Growth Fund and the HomeState Select Opportunities


          Fund:



          Investments, for the HomeState Pennsylvania Growth Fund June 30,

		  1997


          Investments, for the HomeState Select Opportunities Fund June 30,


          1997


          Statement of Assets and Liabilities, June 30, 1997


          Statement of Operations, for the fiscal year ended June 30, 1997


          Statement of Changes in Net Assets, for the fiscal years ended


          June 30, 1996 and June 30, 1997


          Financial Highlights for the period October 1, 1992(Commencement of


          Operations) to June 30, 1993 and for each of the four years in the period ended June 30, 1997 for the HomeState Pennsylvania Growth


          Fund and from inception (February 18, 1997) to the period ended June


          30, 1997 for the HomeState Select Opportunities Fund.


          Notes to Financial Statements





(b.) Exhibits:


     1.   The HomeState Group's (the "Registrant") Declaration of Trust, dated


          August 26, 1992, Addendum to the Declaration of Trust dated November


          21, 1996 and Joinder of Additional Trustees. (Incorporated by


          reference to Exhibit 1 to Post-Effective Amendment No. 5 to this


          Registration Statement filed on November 27, 1996.)


     2.   None


     3.   None


     4.   Form of Certificate of Common Stock (Incorporated by reference to


          Exhibit 4 to Pre-Effective Amendment No. 3 to this Registration


          Statement filed on September 25, 1992.)


     5.   (a) Investment Advisory Agreement between the Registrant, on behalf of the HomeState Pennsylvania Growth Fund, and Emerald Advisers,


          Inc. dated September 1, 1992. (Incorporated by reference to Exhibit


          5(a) to Post-Effective Amendment No. 5 to this Registration


          Statement filed on November 27, 1996.)


          (b) Form of Investment Advisory Agreement between the Registrant, on behalf of the HomeState Select Opportunities Fund, and Emerald


          Advisers, Inc. to be dated February 1, 1997. (Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 5 to this


          Registration Statement filed on November 27, 1996.)


     6.   (a) Distribution Agreement between the Registrant and Rodney Square


          Distributors, Inc. dated November 20, 1995. (Incorporated by reference to Exhibit 6(a) to Post Effective Amendment No. 4 to this


          Registration Statement filed on October 3, 1996.)

          (b) Form of Selected Dealer Agreement. (Incorporated by reference to


          Exhibit 6(b) to Post Effective Amendment No. 4 to this Registration


          Statement filed on October 3, 1996.)


     7.   None


     8.   (a) Custody Agreement between the Registrant (HomeState Pennsylvania


          Growth Fund) and CoreStates Financial Corp. dated August 31, 1992.


          (Incorporated by reference to Exhibit 8(a) to Post-Effective


          Amendment No. 5 to this Registration Statement filed on November 27,


          1996.)


          (b) Form of Custody Agreement between the Registrant (HomeState


          Select Opportunities Fund) and CoreStates Financial Corp. dated


          February 1, 1997. (Incorporated by reference to Exhibit 8(b) to


          Post-Effective Amendment No. 5 to this Registration Statement filed on November 27, 1996.)


     9.   (a) Transfer Agency Agreement between the Registrant and Rodney


          Square Management Corporation dated November 20, 1995. (Incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 5 to


          this Registration Statement filed on November 27, 1996.)


          (b) Accounting Services Agreement between the Registrant and Rodney


          Square Management Corporation dated November 20, 1995. (Incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 5 to


          this Registration Statement filed on November 27, 1996.)


          (c) Administration Agreement between the Registrant and Rodney


          Square Management Corporation dated November 20, 1995. (Incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 5 to


          this Registration Statement filed on November 27, 1996.)


     10.  None.


     11.  Consent of Independent Accountants.


     12.  None.


     13.  Subscription Agreement. (Incorporated by reference to Exhibit 13 to


          Post-Effective Amendment No. 5 to this Registration Statement filed on November 27, 1996.)


     14.  None.


     15.  (a) Rule 12b-1 Plan for The HomeState Pennsylvania Growth Fund.


          (Incorporated by reference to Exhibit 15(a) to Post-Effective


          Amendment No. 5 to this Registration Statement filed on November 27,


          1996.)


          (b) Rule 12b-1 Plan for The HomeState Select Opportunities Fund.


          (Incorporated by reference to Exhibit 15(b) to Post-Effective


          Amendment No. 5 to this Registration Statement filed on November 27,


          1996.)


     16.  Schedule for Computation of Performance Quotation. (Incorporated by


          reference to Exhibit 16 to Post-Effective Amendment No. 5 to this


          Registration Statement filed on November 27, 1996.)


     17.  Financial Data Schedule.


     18.  None.





Item 25.  Persons controlled by or Under Common Control with Registrant





None





Item 26.  Number of Holders of Securities


                                                    NUMBER OF RECORD HOLDERS


     TITLE OF SERIES                                   AS OF JUNE 30, 1997


     ---------------                                ------------------------


     Shares of Beneficial Interest $.01 par value:


     The HomeState Pennsylvania Growth Fund                   5778


     The HomeState Select Opportunities Fund                   541

Item 27.  Indemnification


     The Declaration of Trust (filed as Exhibit 1) provides for indemnification of Trustees, as set forth in Section 13 thereof.





     The Registrant's Distribution Agreement (filed as Exhibit 6(a)) provides for indemnification of the principal underwriter against certain losses, as set forth in Section 10 thereof.





     It is expected that the Registrant will obtain a directors' and officers'


liability policy covering specific types of errors and omissions.





     Insofar  as  indemnification for liabilities arising under the Securities


Act of 1933 may be permitted to directors, officers and controlling persons of the  Registrant  pursuant  to such provisions of  the  Declaration  of  Trust,


Distribution  Agreement,  or statutes or otherwise, the  Registrant  has  been advised  that  in  the opinion of a Securities and Exchange  Commission,  such indemnification  is against public policy as expressed in  said  Act  and  is,


therefore,  unenforceable.   In the event that  a  claim  for  indemnification


against such liabilities (other than the payment by the Registrant of expenses incurred  or  paid  by  a  director, officer  or  controlling  person  of  the


Registrant  in the successful defense of any such action, suit or  proceeding)


is asserted by such director, officer or controlling person in connection with the  shares  of the Registrant, the Registrant will, unless in the opinion  of its counsel the matter has been settled by controlling precedent, submit to  a court of appropriate jurisdiction the question whether such indemnification by it  is against public policy as expressed in said Act and will be governed  by the final adjudication of such issue.




Item 28.  Business and Other Connections of Investment Adviser investment advisory services for the Registrant and certain other investment advisory clients.  Emerald Advisers, Inc. also serves as General Partner to Emerald


Partners, L.P., a Pennsylvania-chartered investment limited partnership.  As


Emerald Advisers, Inc. is a wholly-owned corporation (incorporated on November


14, 1991), each director and officer of the corporation has held various positions with other companies prior to the founding of Emerald Advisers, Inc.


Information as to the directors and officers of Emerald Advisers, Inc. is included in its Form ADV filed on November 14, 1991 and most recently supplemented on May 31, 1996 with the Securities Exchange Commission File No.


801-40263 and is incorporated by reference herein.





Item 29.  Principal Underwriters





          (a)  Investment Companies for which Rodney Square Distributors, Inc.


               also acts as principal underwriter:





                    The Rodney Square Fund


                    The Rodney Square Multi-Manager Fund


                    The Rodney Square Strategic Fixed-Income Fund


                    The Rodney Square Tax-Exempt Fund


                    Heitman Real Estate Fund, Institutional Class


                    Kalmar Pooled Investment Trust


                    Kiewit Mutual Fund


                    1838 Investment Advisors Funds


                    The Olstein Funds

          (b)


(1)                    (2)                               (3)


NAME AND PRINCIPAL     POSITION AND OFFICES WITH         POSITION AND OFFICES


BUSINESS ADDRESS       RODNEY SQUARE DISTRIBUTORS, INC.  WITH REGISTRANT


------------------     --------------------------------  --------------------


Jeffrey O. Stroble     President, Secretary,             None


1105 North Market St.  Treasurer & Director


Wilmington, DE  19890





Martin L. Klopping     Director                          None


Rodney Square North


1100 North Market St.


Wilmington, DE  19890





Neil Curran            Vice President                    None


1105 North Market St.


Wilmington, DE  19890





          (c)  None.





Item 30.  Location of Accounts and Records





      Certain accounts, books and other documents required to be maintained by


Section  31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and the records relating to the duties of the Registrant's transfer agent  will  be  maintained  by Rodney Square Management  Corporation,  Rodney


Square  North,  1100  North  Market Street, Wilmington,  Delaware  19890-0001.


Records  relating  to  the  duties  of  the  Registrant's  custodian  will  be maintained  by  CoreStates Financial Corp., P.O. Box  7558,  Philadelphia,  PA


19101-7558.





Item 31.  Management Services





None.





Item 32.  Undertakings





          Registrant  hereby  undertakes to furnish  each  person  to  whom  a prospectus  is  delivered  with a copy of  the  Registrant's  latest annual report to shareholders, upon request and without charge.





          Registrant  hereby undertakes to call a meeting of shareholders  for the  purpose of voting upon the question of the removal of a Trustee or  Trustees when requested in writing to do so by the holders of at least  10%  of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c)  of the  Investment  Company  Act  of  1940,  as  amended,  relating  to shareholder communications.

                                  SIGNATURES








      Pursuant  to  the requirements of the Securities Act  of  1933  and  the


Investment  Company  Act  of  1940,  the  Registrant,  The  HomeState   Select


Opportunities Fund, certifies that this Post-Effective Amendment No. 7 to  its


Registration  Statement  meets  all  of  the  requirements  for  effectiveness pursuant  to Rule 485(b) under the  Securities Act of 1933 and the  Registrant further certifies that it has duly caused this Post-Effective Amendment No.  1 to  its  Registration Statement to be signed on its behalf by the undersigned,


thereto  duly  authorized, in the City of Lancaster, and State of Pennsylvania


on the 18 day of August, 1997.





                                   THE HOMESTATE SELECT OPPORTUNITIES FUND


                                             Registrant





                                   By:  /S/  SCOTT L REHR
                                        ---------------------

                                             Scott L. Rehr


                                             President








      Pursuant  to the requirements of the Securities Act of 1933, this  Post-


Effective Amendment No. 7 to the Registration Statement has been signed  below by the following persons in the capacities and on the date indicated.








/S/ Scott L. Rehr*                        Trustee,              August 18,1997
-----------------

Scott L. Rehr                             President





/S/ Kenneth G. Mertz, II, CFA*             Trustee              August 18,1997
-----------------------------

Kenneth G. Mertz, II, CFA               Vice President


                                    Chief Investment Officer





/S/ Bruce E. Bowen*                       Trustee               August 18,1997
-------------------

Bruce E. Bowen





/S/ H.J. Zoffer*                          Trustee              August 18,1997
---------------

H.J. Zoffer




/S/ Scott C. Penwell, Esq.*             Trustee               August 18,1997
--------------------------

Scott C. Penwell, Esq.





*Pursuant to authority granted in a Power of Attorney





By:/s/Scott L. Rehr


     Scott L. Rehr


     Attorney-in-Fact

                               POWER OF ATTORNEY





      The undersigned and trustees of The HomeState Group (the "Trust") hereby appoint  Scott  L. Rehr as attorney-in-fact and agent, in all  capacities,  to execute,  and to file any of the documents referred to below relating  to  the


Notification  of  Registration  on  Form N-8A  registering  the  Trust  as  an investment company under the Investment Company Act of 1940, as amended,  (the


"Act")  and the Trust's Registration Statement on Form N-1A under the Act  and under  the  Securities Act of 1933, including any and all amendments  thereto,


covering  the registration of the Trust as an investment company and the  sale of  shares  of  the  Trust, including all exhibits and any and  all  documents required  to  be  filed  with respect thereto with any  regulatory  authority,


including  applications for exemptive order rulings.  Each of the  undersigned grants  to  the said attorney full authority to do every act necessary  to  be done in order to effectuate the same as fully, to all intents and purposes, as he could do if personally present, thereby ratifying all that said attorney-in-


fact and agent may lawfully do or cause to be done by virtue hereof.





      The undersigned Trustees hereby execute this Power of Attorney as of the date specified.








        NAME	                    TITLE                      	DATE


        ----                      	-----                    	----








/S/ Scott L. Rehr                  Trustee, President            August 18,1997
-----------------

Scott L. Rehr





/S/ Kenneth G. Mertz, II, CFA     Trustee Vice President        August 18,1997
-----------------------------

Kenneth G. Mertz, II, CFA       Chief Investment Officer





/S/ Bruce E. Bowen                       Trustee            August 18,1997
---------------

Bruce E. Bowen





/S/ Scott C. Penwell, Esq.            Trustee               August 18,1997
--------------------------

Scott C. Penwell, Esq.





/S/ Dr. H.J. Zoffer                  Trustee               August 18,1997
-------------------

Dr. H.J. Zoffer

                                 EXHIBIT INDEX





Item 24(b)  Exhibits





            11.     Consent of Independent Accountants


            17.     Financial Data Schedule